Notes Payable and Other Related Party Transactions (Details) - USD ($)				1 Months Ended									2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2018	Dec. 28, 2009	Mar. 26, 2009	Jan. 31, 2019	May 31, 2018	Apr. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	May 31, 2009	May 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Nov. 30, 2011	Apr. 30, 2011	Mar. 05, 2009
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt																		$ 62,743	$ 28,000	$ 113,145	$ 0
Interest Expense, Related Party														$ 1,770		$ 2,247		3,521	5,039	21,976	11,543
Operating Leases, Rent Expense																		3,000
Due to Related Parties, Current														0				0		9,087	0
Debt Instrument, Interest Rate, Stated Percentage	9.00%				9.00%								9.00%
Debt Instrument, Maturity Date					Mar. 31, 2021
Debt Instrument, Face Amount	$ 40,000				$ 40,000								$ 40,000
Notes Payable, Related Parties														55,072				55,072		106,830	210,888
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.20				$ 0.20								$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature					The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Stock Issued During Period, Shares, New Issues (in Shares)					150,000		55,556	262,500
Proceeds from Issuance of Common Stock																		0	47,000	47,000	54,625
Stock Issued During Period, Shares, Issued for Services (in Shares)				60,000	3,020,000	340,000	395,550	133,960	99,412	51,750	196,000		340,000				352,326
Stock Issued During Period, Value, Issued for Services				$ 26,600	$ 1,540,000	$ 174,800	$ 79,215	$ 28,576	$ 30,898	$ 17,201	$ 59,242		$ 174,800			1,714,800	$ 43,664	26,600	1,758,464	1,843,664	215,132
Chief Executive Officer [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt																				91,257	0
Interest Expense, Related Party																				15,278	4,400
Due to Related Parties, Current																									$ 88,000
Debt Instrument, Interest Rate, Stated Percentage																						0.00%						5.00%
Debt Instrument, Maturity Date												Oct. 31, 2018
Debt Instrument, Face Amount																												$ 75,000
Proceeds from Related Party Debt												$ 13,000										$ 66,000
Notes Payable, Related Parties														0				0		62,743	154,000
Chief Executive Officer [Member] | Principal [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt																		62,743
Chief Executive Officer [Member] | Accrued Interest [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt																		44,000
Immediate Family Member of Management or Principal Owner [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party														249		249		496	496
Debt Instrument, Interest Rate, Stated Percentage																										10.00%	10.00%
Debt Instrument, Face Amount		$ 100,000																								$ 10,000	$ 50,000
Notes Payable, Related Parties																								$ 25,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		666,667
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																								$ 0.03		$ 0.01
Immediate Family Member of Management or Principal Owner [Member] | Building [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																		600
Operating Leases, Rent Expense														5,256		234		6,034	234	5,600	4,400
Related Party Transaction, Expenses from Transactions with Related Party																				2,130	4,100
President, Director, and Chief Scientific Officer [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt																				21,888	0
Due to Related Parties, Current																					96,462		$ 21,888
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date			Oct. 31, 2018
Charles Mulrey and Family [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)															150,000
Sale of Stock, Price Per Share (in Dollars per share)															$ 0.20
Proceeds from Issuance of Common Stock															$ 30,000
One of Directors, Dr. Kevin Doody [Member] | Restricted Stock [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)					3,020,000										3,000,000
Stock Issued During Period, Value, Issued for Services					$ 1,540,000										$ 1,530,000
Q2 Note [Member] | Immediate Family Member of Management or Principal Owner [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party														623				1,239
The 2018 Convertible Notes [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.00%				9.00%								9.00%
Debt Instrument, Face Amount	$ 895,000				$ 895,000								$ 895,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.20				$ 0.20								$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature	shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
The 2018 Convertible Notes [Member] | Immediate Family Member of Management or Principal Owner [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party														897		$ 562		1,785	$ 562
Notes Payable, Related Parties														$ 44,161				$ 44,161		$ 40,000	$ 0